Cover	Aug. 13, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2021
Entity File Number	001-17204
Entity Registrant Name	Infinity Energy Resources, Inc.
Entity Central Index Key	0000822746
Entity Tax Identification Number	20-3126427
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	11900 College Blvd.
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66210
City Area Code	(913)
Local Phone Number	948-9512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security
Trading Symbol
Security Exchange Name
Entity Emerging Growth Company	false